Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, per share (in Dollars per share) | $ / shares	$ 10.00
Common stock subject to possible redemption, shares	15,736,221
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	30,000,000
Common stock, shares issued	5,641,029
Common stock, shares outstanding	5,641,029